SCHEDULE OF MATURITIES OF OPERATING AND FINANCING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating Leases 2021	$ 312
Operating Leases 2022		$ 1,235
Operating Leases 2022		185
Operating Leases 2023		1,028
Operating Leases 2023		78
Operating Leases 2024		629
Operating Leases 2024		65
Operating Leases 2025		390
Operating Leases 2025
Operating Leases Thereafter	1,924
Financing Leases,Total minimum lease payments	5,097	5,609
Financing Leases,Total minimum lease payments		329
Operating Leases, Less: amount of lease payments representing effects of discounting		1,042
Operating Leases, Less: amount of lease payments representing effects of discounting		14
Operating Leases, Present value of future minimum lease payments		4,567
Operating Leases, Present value of future minimum lease payments		315
Operating Leases, Less: current obligations under leases	1,030	1,027	$ 1,321
Operating Leases, Less: current obligations under leases	98	177	184
Operating Leases, Long-term lease obligations	3,152	3,540	2,591
Operating Leases, Long-term lease obligations	75	138
Operating Leases - 2021		1,235
Financing Leases - 2021		185
Operating Leases - 2022		1,028
Financing Leases - 2022		78
Operating Leases - 2023		629
Financing Leases - 2023		65
Operating Leases - 2024		390
Financing Leases - 2024
Operating Leases - 2024-2030		2,327
Operating Leases - Total minimum lease payments	5,097	5,609
Financing Leases - Total minimum lease payments		329
Operating Leases - Less: amount of lease payments representing effects of discounting		1,042
Financing Leases - Less: amount of lease payments representing effects of discounting		14
Operating Leases - Present value of future minimum lease payments		4,567
Financing Leases - Present value of future minimum lease payments		315
Current operating lease liabilities	1,030	1,027	1,321
Current financing lease liabilities	98	177	184
Operating lease liabilities, net of current portion	3,152	3,540	$ 2,591
Financing Leases - Long-term lease obligations	75	$ 138
Operating Leases [Member]
Lessee, Lease, Description [Line Items]
Operating Leases 2021	312
Operating Leases 2022	1,192
Operating Leases 2023	794
Operating Leases 2024	473
Operating Leases 2025	402
Operating Leases 2026	414
Operating Leases Thereafter	1,510
Financing Leases,Total minimum lease payments	5,097
Operating Leases, Less: amount of lease payments representing effects of discounting	915
Operating Leases, Present value of future minimum lease payments	4,182
Operating Leases, Less: current obligations under leases	1,030
Operating Leases, Long-term lease obligations	3,152
Operating Leases - 2021	1,192
Operating Leases - 2022	794
Operating Leases - 2023	473
Operating Leases - 2024	402
Operating Leases - Total minimum lease payments	5,097
Operating Leases - Less: amount of lease payments representing effects of discounting	915
Operating Leases - Present value of future minimum lease payments	4,182
Current operating lease liabilities	1,030
Operating lease liabilities, net of current portion	3,152
Financing Leases [Member]
Lessee, Lease, Description [Line Items]
Operating Leases 2021	39
Operating Leases 2022	86
Operating Leases 2023	60
Operating Leases 2024
Operating Leases 2025
Operating Leases 2026
Operating Leases Thereafter
Financing Leases,Total minimum lease payments	185
Operating Leases, Less: amount of lease payments representing effects of discounting	12
Operating Leases, Present value of future minimum lease payments	173
Operating Leases, Less: current obligations under leases	98
Operating Leases, Long-term lease obligations	75
Financing Leases - 2021	86
Financing Leases - 2022	60
Financing Leases - 2023
Financing Leases - 2024
Financing Leases - Total minimum lease payments	185
Financing Leases - Less: amount of lease payments representing effects of discounting	12
Financing Leases - Present value of future minimum lease payments	173
Current financing lease liabilities	98
Financing Leases - Long-term lease obligations	$ 75